Quarterly Holdings Report
for
Fidelity® Series Real Estate Income Fund
October 31, 2025
SRE-NPRT1-1225
1.924315.114
Asset-Backed Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	411,183	355,487
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	959,496	936,904
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	553,000	557,333
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/2039 (b)(c)	2,000,000	1,653,346
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (b)	750,000	768,710
TOTAL UNITED STATES		4,271,780
TOTAL ASSET-BACKED SECURITIES (Cost $4,546,655)		4,271,780

Bank Loan Obligations - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 10/6/2032 (c)(d)(e)	500,000	493,750
Financials - 1.4%
Financial Services - 1.4%
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.0322% 1/9/2027 (c)(d)(e)(f)	4,091,650	3,989,359
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 1/31/2030 (c)(d)(e)	16,950	16,978
TOTAL UNITED STATES		4,500,087
TOTAL BANK LOAN OBLIGATIONS (Cost $4,603,666)		4,500,087

Commercial Mortgage Securities - 19.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.7%
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.5822% 4/15/2042 (b)(c)(d)	1,000,000	1,001,246
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (b)(f)	625,000	349,477
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (b)	1,848,000	922,524
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (b)(c)(f)	573,000	2,865
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (b)(c)(f)	859,000	2,148
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.7231% 11/15/2041 (b)(c)(d)	381,000	382,667
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(c)	303,000	308,997
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (b)(c)	254,000	250,353
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 9.1658% 11/15/2042 (b)(c)(d)	1,000,000	997,460
BSREP Commercial Mortgage Trust Series 2021-DC Class F, CME Term SOFR 1 month Index + 2.9645%, 6.9975% 8/15/2038 (b)(c)(d)(f)	91,177	36,425
BSREP Commercial Mortgage Trust Series 2021-DC Class G, CME Term SOFR 1 month Index + 3.9645%, 7.9975% 8/15/2038 (b)(c)(d)(f)	213,030	76,116
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(c)	2,018,000	1,817,995
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(c)	353,000	361,847
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.7224% 4/15/2040 (b)(c)(d)	998,331	1,003,323
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.6783% 4/15/2034 (b)(c)(d)	819,000	790,521
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(c)	5,666,000	5,201,943
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.97% 6/15/2041 (b)(c)(d)	750,000	750,905
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.9724% 11/15/2041 (b)(c)(d)	256,756	257,237
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.9709% 11/15/2041 (b)(c)(d)	864,135	860,984
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.3822% 1/15/2039 (b)(c)(d)	700,000	698,695
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.75% 10/15/2027 (b)(c)(d)	1,000,000	1,000,400
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	213,000	181,938
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (b)	31,000	27,716
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.378% 9/15/2033 (b)(c)(d)	735,000	39,242
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.3843% 9/15/2033 (b)(c)(d)	735,000	13,516
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (b)(c)	2,000,000	1,941,477
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.9207% 8/15/2041 (b)(c)(d)	500,000	499,383
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.4635% 6/15/2034 (b)(d)(f)	800,000	385,167
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7849% 10/15/2051 (c)	1,000,000	891,719
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (b)(c)	1,000,000	1,018,311
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 8.25% 10/15/2042 (b)(c)(d)	1,000,000	1,009,375
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.1672% 8/10/2044 (b)(c)	101,000	91,276
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1672% 8/10/2044 (b)(c)	759,236	557,869
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1672% 8/10/2044 (b)(c)	848,000	224,955
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(f)	677,000	2,031
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.5879% 11/10/2045 (b)(c)	355,000	323,405
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 6.929% 7/15/2035 (b)(c)(d)	669,000	608
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(c)	1,000,000	1,003,022
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.1983% 8/10/2041 (b)(c)	500,000	507,344
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(c)	2,515,000	2,451,881
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (b)	1,624,000	1,598,046
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.4144% 6/15/2051 (b)(c)	302,000	236,973
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.8459% 6/15/2045 (b)(c)	616,427	602,396
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(f)	805,000	531,531
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.3392% 4/15/2046 (c)	1,316,000	95,700
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(c)(f)	482,000	289
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(c)	924,000	2,292
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(c)	961,000	96,807
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (b)(f)	1,406,000	267,871
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(c)	356,000	349,462
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.7474% 4/15/2038 (b)(c)(d)	555,200	555,200
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.3474% 4/15/2038 (b)(c)(d)	1,076,800	1,077,473
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.8975% 7/15/2038 (b)(c)(d)	250,000	249,063
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.5322% 9/15/2040 (b)(c)(d)	2,000,000	1,995,798
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (b)(c)	1,000,000	140,060
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.8364% 5/15/2046 (c)	625,000	580,339
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.3850% 6/15/2044 (b)(c)	741,710	734,530
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.385% 6/15/2044 (b)(c)	970,000	727,519
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.5356% 6/15/2044 (b)(c)(g)	21,324,697	77,059
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 5.1054% 7/15/2049 (b)(c)	162,971	160,058
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 5.1054% 7/15/2049 (b)(c)	636,000	607,478
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.1054% 7/15/2049 (b)(c)	979,600	922,427
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.2889% 5/15/2048 (b)(c)	980,000	824,552
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (b)	2,346,000	1,698,045
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (b)	985,659	1,038,524
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(c)	739,000	709,151
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(c)	1,000,000	865,885
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(c)	1,022,000	1,032,717
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.4975% 7/15/2038 (b)(c)(d)(f)	500,000	221,233
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	250,000	212,025
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (b)(c)	500,000	499,019
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	494,162	503,712
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	720,000	759,536
SCG Trust Series 2025-SNIP Class E, 7.4322% 9/15/2042 (b)(c)	500,000	503,153
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 6.9725% 11/15/2034 (b)(c)(d)	303,000	303,377
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.2207% 11/15/2034 (b)(c)(d)	354,000	354,440
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.6322% 10/15/2041 (b)(c)(d)	512,000	512,320
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.062% 11/15/2036 (b)(c)(d)	1,000,000	997,615
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.347% 11/15/2036 (b)(c)(d)	1,280,000	1,272,472
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.2711% 2/15/2042 (b)(c)(d)	500,000	496,875
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(c)	926,620	838,610
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(c)(f)	399,000	136,628
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (b)	1,260,000	700,990
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(c)	843,916	303,827
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (c)(f)	45,000	14,470
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2021% 3/15/2045 (b)(c)	53,000	37,249
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9555% 5/15/2045 (b)(c)	34,663	31,804
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(c)	1,168,000	703,720
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(c)(f)	459,000	151,470
TOTAL UNITED STATES		55,576,153
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $65,921,988)		55,576,153

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Retail REITs - 0.0%
Retail Value Inc (f)(h) (Cost $709,415)	24,066	0

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Two Harbors Investment Corp 6.25% 1/15/2026 (Cost $904,000)	904,000	898,124

Convertible Preferred Stocks - 5.5%
	Shares	Value ($)
UNITED STATES - 5.5%
Financials - 4.4%
Mortgage Real Estate Investment Trusts (REITs) - 4.4%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.332%, 0% (c)(d)	65,750	1,614,820
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (c)(d)	61,500	1,528,890
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (c)(d)	46,750	1,175,295
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (c)(d)	27,900	709,218
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (c)(d)	35,058	841,392
Chimera Investment Corp Series C, CME Term SOFR 3 month Index + 4.743%, 7.75% (c)(d)	45,866	1,011,804
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (c)(d)	89,500	2,309,100
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (c)(d)	20,446	500,927
Rithm Capital Corp CME Term SOFR 3 month Index + 5.802%, 7.5% (c)(d)	43,666	1,106,496
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (c)(d)	60,467	1,515,303
		12,313,245
Real Estate - 1.1%
Industrial REITs - 1.1%
LXP Industrial Trust 6.5%	68,019	3,209,980
TOTAL UNITED STATES		15,523,225
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,890,024)		15,523,225

Non-Convertible Corporate Bonds - 45.5%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (b)	750,000	821,483
UNITED STATES - 45.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
WULF Compute LLC 7.75% 10/15/2030 (b)	565,000	586,964
Media - 0.3%
Lamar Media Corp 4% 2/15/2030	875,000	839,632
TOTAL COMMUNICATION SERVICES		1,426,596

Consumer Discretionary - 2.0%
Hotels, Restaurants & Leisure - 1.3%
Choice Hotels International Inc 5.85% 8/1/2034	250,000	254,248
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)	200,000	184,253
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)	500,000	475,168
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (b)	990,000	1,008,563
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)	200,000	205,006
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (b)	740,000	684,162
Las Vegas Sands Corp 6% 6/14/2030	500,000	522,727
Times Square Hotel Trust 8.528% 8/1/2026 (b)	287,416	288,212
		3,622,339
Household Durables - 0.7%
LGI Homes Inc 7% 11/15/2032 (b)	595,000	570,986
M/I Homes Inc 3.95% 2/15/2030	1,430,000	1,361,807
		1,932,793
TOTAL CONSUMER DISCRETIONARY		5,555,132

Financials - 0.3%
Financial Services - 0.3%
Rexford Industrial Realty LP 2.125% 12/1/2030	1,000,000	893,327
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Williams Scotsman Inc 4.625% 8/15/2028 (b)	750,000	740,169
Williams Scotsman Inc 6.625% 4/15/2030 (b)	190,000	196,481
		936,650
Real Estate - 42.1%
Diversified REITs - 6.9%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	1,000,000	1,037,061
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (b)	925,000	896,806
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	1,000,000	956,470
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	500,000	499,698
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	1,018,970
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	500,000	505,513
GLP Capital LP / GLP Financing II Inc 5.75% 11/1/2037	1,340,000	1,330,161
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	500,000	497,677
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	500,000	540,963
Safehold GL Holdings LLC 2.8% 6/15/2031	500,000	460,449
Safehold GL Holdings LLC 2.85% 1/15/2032	1,250,000	1,110,404
Safehold GL Holdings LLC 6.1% 4/1/2034	1,400,000	1,476,543
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)	1,040,000	932,358
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	630,000	589,632
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)	3,095,000	3,069,353
VICI Properties LP 5.125% 5/15/2032	500,000	504,018
VICI Properties LP 5.625% 5/15/2052	667,000	631,821
VICI Properties LP 5.75% 4/1/2034	32,000	33,085
VICI Properties LP 6.125% 4/1/2054	1,254,000	1,265,177
WP Carey Inc 2.25% 4/1/2033	1,000,000	836,028
WP Carey Inc 2.45% 2/1/2032	1,000,000	879,565
WP Carey Inc 4.25% 10/1/2026	459,000	459,312
		19,531,064
Health Care REITs - 4.0%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	1,506,000	1,231,323
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,237,000	3,114,398
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	340,000	356,212
Omega Healthcare Investors Inc 4.5% 4/1/2027	483,000	484,596
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,616,000	1,625,899
Ventas Realty LP 2.5% 9/1/2031	500,000	448,457
Ventas Realty LP 4.4% 1/15/2029	2,000,000	2,004,871
Ventas Realty LP 4.75% 11/15/2030	1,000,000	1,013,039
Welltower OP LLC 5.125% 7/1/2035	1,000,000	1,019,513
		11,298,308
Hotel & Resort REITs - 0.3%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)	295,000	304,474
RLJ Lodging Trust LP 4% 9/15/2029 (b)	715,000	675,192
		979,666
Industrial REITs - 3.0%
Lineage OP LP 5.25% 7/15/2030 (b)	500,000	506,486
LXP Industrial Trust 2.375% 10/1/2031	500,000	434,262
LXP Industrial Trust 2.7% 9/15/2030	78,000	71,560
LXP Industrial Trust 6.75% 11/15/2028	62,000	65,881
Prologis LP 4.875% 6/15/2028	1,000,000	1,021,816
Prologis LP 5% 3/15/2034	1,500,000	1,526,306
Prologis LP 5.125% 1/15/2034	2,000,000	2,054,501
Prologis LP 5.25% 3/15/2054	1,500,000	1,457,225
Prologis LP 5.25% 6/15/2053	1,500,000	1,458,736
		8,596,773
Real Estate Management & Development - 4.4%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	750,000	737,631
Americold Realty Operating Partnership LP 5.6% 5/15/2032	1,000,000	1,011,391
CBRE Services Inc 5.95% 8/15/2034	1,750,000	1,871,319
Essex Portfolio LP 5.5% 4/1/2034	1,006,000	1,046,284
Extra Space Storage LP 2.35% 3/15/2032	2,000,000	1,737,992
Extra Space Storage LP 5.4% 2/1/2034	2,000,000	2,055,794
Extra Space Storage LP 5.5% 7/1/2030	1,000,000	1,042,421
Extra Space Storage LP 5.9% 1/15/2031	1,000,000	1,062,205
Kennedy-Wilson Inc 4.75% 2/1/2030	1,755,000	1,620,882
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)	202,000	204,018
		12,389,937
Residential REITs - 4.9%
American Homes 4 Rent LP 2.375% 7/15/2031	2,000,000	1,774,373
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	939,044
American Homes 4 Rent LP 4.25% 2/15/2028	2,000,000	2,003,379
American Homes 4 Rent LP 5.5% 2/1/2034	1,500,000	1,548,853
American Homes 4 Rent LP 5.5% 7/15/2034	3,000	3,096
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,000,000	865,859
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	967,506
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	3,000,000	3,124,119
Sun Communities Operating LP 2.7% 7/15/2031	2,500,000	2,266,905
UDR Inc 3% 8/15/2031	500,000	462,486
		13,955,620
Retail REITs - 7.1%
Agree LP 2.6% 6/15/2033	1,000,000	861,577
Agree LP 2.9% 10/1/2030	500,000	466,409
Agree LP 4.8% 10/1/2032	77,000	77,869
Agree LP 5.625% 6/15/2034	25,000	26,091
Brixmor Operating Partnership LP 4.125% 5/15/2029	138,000	136,722
Brixmor Operating Partnership LP 5.5% 2/15/2034	500,000	515,660
CBL & Associates LP 4.6% (f)(i)	3,930,000	1
CBL & Associates LP 5.25% (f)(i)	3,629,000	0
CBL & Associates LP 5.95% (f)(i)	2,551,000	0
Kimco Realty OP LLC 4.6% 2/1/2033	1,000,000	995,723
Kimco Realty OP LLC 6.4% 3/1/2034	1,576,000	1,738,600
Kite Realty Group LP 5.5% 3/1/2034	1,000,000	1,031,548
NNN REIT Inc 5.6% 10/15/2033	311,000	325,488
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	3,000,000	2,670,809
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	2,000	1,977
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	500,000	511,376
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,000,000	1,044,511
Realty Income Corp 3.1% 12/15/2029	1,000,000	963,716
Realty Income Corp 3.4% 1/15/2030	500,000	484,352
Realty Income Corp 4% 7/15/2029	1,000,000	995,139
Realty Income Corp 5.625% 10/13/2032	1,000,000	1,060,264
Simon Property Group LP 4.75% 9/26/2034	1,500,000	1,490,548
Simon Property Group LP 5.85% 3/8/2053	1,000,000	1,032,112
Simon Property Group LP 6.25% 1/15/2034	2,000,000	2,195,820
Simon Property Group LP 6.65% 1/15/2054	1,000,000	1,138,361
		19,764,673
Specialized REITs - 11.5%
American Tower Corp 3.1% 6/15/2050	1,500,000	1,011,468
American Tower Corp 3.8% 8/15/2029	1,000,000	981,713
American Tower Corp 4.05% 3/15/2032	1,500,000	1,453,932
American Tower Corp 5.45% 2/15/2034	2,000,000	2,074,427
American Tower Corp 5.55% 7/15/2033	1,000,000	1,046,994
American Tower Corp 5.65% 3/15/2033	2,000,000	2,106,663
American Tower Corp 5.9% 11/15/2033	1,500,000	1,604,350
Crown Castle Inc 2.1% 4/1/2031	2,000,000	1,753,586
Crown Castle Inc 2.25% 1/15/2031	1,500,000	1,336,461
Crown Castle Inc 2.5% 7/15/2031	1,500,000	1,335,985
Crown Castle Inc 2.9% 4/1/2041	500,000	366,439
Crown Castle Inc 5.1% 5/1/2033	2,500,000	2,531,967
Crown Castle Inc 5.8% 3/1/2034	500,000	526,595
CubeSmart LP 2.5% 2/15/2032	1,500,000	1,325,693
CubeSmart LP 4.375% 2/15/2029	1,000,000	1,001,555
Equinix Inc 2.5% 5/15/2031	2,000,000	1,806,599
Equinix Inc 2.95% 9/15/2051	2,000,000	1,282,794
Equinix Inc 3% 7/15/2050	2,500,000	1,638,253
Iron Mountain Inc 4.5% 2/15/2031 (b)	500,000	479,573
Iron Mountain Inc 6.25% 1/15/2033 (b)	500,000	511,364
Millrose Properties Inc 6.25% 9/15/2032 (b)	250,000	251,195
Public Storage Operating Co 5.1% 8/1/2033	1,000,000	1,036,946
Public Storage Operating Co 5.35% 8/1/2053	2,500,000	2,471,845
SBA Communications Corp 3.125% 2/1/2029	2,500,000	2,363,231
		32,299,628
TOTAL REAL ESTATE		118,815,669

TOTAL UNITED STATES		127,627,374
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $123,922,964)		128,448,857

Non-Convertible Preferred Stocks - 15.7%
	Shares	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc Series 1, 5 year U.S. Treasury Index + 3.14%, 5.9491% (c)(d)	20,325	495,930
UNITED STATES - 15.5%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/MA 9.5% Series B	12,200	318,298
Financials - 5.5%
Capital Markets - 1.2%
DigitalBridge Group Inc 7.125% Series J	45,449	954,883
DigitalBridge Group Inc Series H, 7.125%	57,810	1,247,540
DigitalBridge Group Inc Series I, 7.15%	60,785	1,297,760
		3,500,183
Mortgage Real Estate Investment Trusts (REITs) - 4.3%
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (c)(d)	41,899	1,068,425
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (c)(d)	70,990	1,781,139
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (c)(d)	73,400	1,867,296
Arbor Realty Trust Inc Series D 6.375%	12,400	219,851
Arbor Realty Trust Inc Series F, 6.25% (c)	14,100	310,341
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (c)(d)	58,522	1,477,681
MFA Financial Inc 7.5%	16,249	342,854
MFA Financial Inc CME Term SOFR 3 month Index + 5.6066%, 0% (c)(d)	26,100	620,136
Pennymac Mortgage Investment Trust 8.125% (c)	14,975	358,951
Pennymac Mortgage Investment Trust Series B 3 month U.S. Treasury Index + 8%, 0% (c)(d)	20,205	488,355
Rithm Capital Corp 7% Series D (c)	17,100	420,825
Two Harbors Investment Corp 7.625% Series B (c)	89,612	2,003,725
Two Harbors Investment Corp 8.125% Series A (c)	41,635	968,638
		11,928,217
TOTAL FINANCIALS		15,428,400

Real Estate - 10.0%
Diversified REITs - 2.4%
Armada Hoffler Properties Inc Series A 6.75%	33,250	707,893
CTO Realty Growth Inc 6.375%	20,000	417,399
Gladstone Commercial Corp Series E 6.625%	41,125	922,023
Gladstone Commercial Corp Series G, 6%	64,500	1,294,515
Global Net Lease Inc 6.875% Series B	47,200	1,045,952
Global Net Lease Inc 7.25% Series A	45,925	1,053,979
Global Net Lease Inc 7.375% Series E	19,100	447,895
Global Net Lease Inc 7.5%	34,998	843,102
		6,732,758
Health Care REITs - 0.7%
Global Medical REIT Inc 7.5% Series A	27,461	672,520
National Healthcare Properties Inc Series A, 7.375%	33,000	596,475
National Healthcare Properties Inc Series B, 7.125%	40,300	707,265
		1,976,260
Hotel & Resort REITs - 2.9%
Ashford Hospitality Trust Inc Series H 7.5%	3,575	50,943
Braemar Hotels & Resorts Inc 8.25% Series D	5,450	112,788
DiamondRock Hospitality Co 8.25%	34,900	884,335
Pebblebrook Hotel Trust 6.3% Series F	37,902	722,791
Pebblebrook Hotel Trust 6.375%	20,200	382,992
Pebblebrook Hotel Trust 6.375% Series E	45,192	865,608
Pebblebrook Hotel Trust Series H, 5.7%	50,200	872,476
Sotherly Hotels Inc 7.875% Series C	19,300	325,784
Sotherly Hotels Inc 8% Series B	12,750	211,395
Summit Hotel Properties Inc Series E, 6.25%	60,784	1,204,131
Summit Hotel Properties Inc Series F, 5.875%	61,000	1,216,950
Sunstone Hotel Investors Inc Series H, 6.125%	20,000	423,000
Sunstone Hotel Investors Inc Series I, 5.7%	38,700	764,325
		8,037,518
Industrial REITs - 0.8%
Prologis Inc Series Q, 8.54%	16,850	918,325
Rexford Industrial Realty Inc 5.625% Series C	11,775	259,821
Rexford Industrial Realty Inc 5.875% Series B	50,000	1,135,000
		2,313,146
Office REITs - 0.3%
Hudson Pacific Properties Inc 4.75% Series C	22,900	343,386
Vornado Realty Trust 5.25% Series M	11,286	202,019
Vornado Realty Trust Series L, 5.4%	18,000	318,870
		864,275
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	7,000	96,390
Brookfield Property Partners LP 6.5%	5,875	88,243
Seritage Growth Properties Series A, 7%	1,050	24,664
		209,297
Residential REITs - 1.0%
American Homes 4 Rent 5.875% Series G	37,050	913,283
American Homes 4 Rent Series H, 6.25%	21,284	528,268
UMH Properties Inc 6.375% Series D	63,875	1,439,104
		2,880,655
Retail REITs - 1.2%
Agree Realty Corp 4.25%	38,700	680,733
Cedar Realty Trust Inc 7.25%	7,070	130,866
Regency Centers Corp 5.875%	28,775	676,788
Regency Centers Corp 6.25% Series A	51,175	1,211,824
Saul Centers Inc 6% Series E	13,475	293,350
Saul Centers Inc 6.125% Series D	15,958	340,225
		3,333,786
Specialized REITs - 0.6%
Gladstone Land Corp 5% Series D	60,000	1,492,200
National Storage Affiliates Trust Series A, 6%	12,325	282,119
		1,774,319
TOTAL REAL ESTATE		28,122,014

TOTAL UNITED STATES		43,868,712
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $46,873,766)		44,364,642

Money Market Funds - 9.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $27,053,061)	4.18	27,047,652	27,053,061

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $287,425,539)	280,635,929
NET OTHER ASSETS (LIABILITIES) - 0.7%	1,884,006
NET ASSETS - 100.0%	282,519,935

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,803,815 or 25.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Level 3 security.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Non-income producing.
(i)	Non-income producing - Security is in default.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,900,900	10,034,754	17,882,963	338,418	370	-	27,053,061	27,047,652	0.0%
Total	34,900,900	10,034,754	17,882,963	338,418	370	-	27,053,061

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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